Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2023
Investments accounted for using the equity method
Investments accounted for using the equity method

15   Investments accounted for using the equity method

(a)	Investment in associate

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
At beginning of year	172,757	184,907	199,200
Share of gain of associate	12,150	25,291	7,157
Impairment charges on associate	—	(10,998)	(7,157)
Disposal	—	—	(199,200)
At end of the year	184,907	199,200	—

(i)	On March 28, 2017, Shanghai OneConnect set up Pingan Puhui Lixin Asset Management Co., Ltd. (“Puhui Lixin”) with Pingan Puhui Enterprise Management Co., Ltd. (“Puhui Management”), a subsidiary of Lufax, by investing a capital amount of RMB40,000,000. In January 2019, Shanghai OneConnect made an additional capital injection of RMB100,000,000 into Puhui Lixin. On February 20, 2020, Puhui Management made another additional capital injection of RMB40,000,000 into Puhui Lixin. Accordingly, the Group’s equity interests in the investee were diluted from 35% to 31.82%, resulting in a dilution gain amounting to RMB2,511,000. In March 2020, Shanghai OneConnect made an additional capital injection of RMB60,000,000 into Puhui Lixin, and the Group’s equity interests in the investee were increased to 40%.

On November 24, 2022, Shanghai OneConnect entered into the Equity Transfer Agreement with Puhui Management, pursuant to which Shanghai OneConnect conditionally agreed to sell, and Puhui Management conditionally agreed to purchase, the Group’s 40% equity interest in Puhui Lixin at a consideration of RMB199,200,000. Upon the completion, Shanghai OneConnect will no longer hold any equity interest in Puhui Lixin. The transaction has been approved by the extraordinary general meeting and completed in 2023.

15   Investments accounted for using the equity method (Continued)

(a)	Investment in associate (Continued)
(ii)	Summarised financial information for associate

Summarised balance sheet	As at December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Total assets	1,075,852	1,686,575	*
Total liabilities	(682,979)	(1,230,475)	*
Net assets	392,873	456,100	*

Summarised income statement	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Operating income	96,372	144,762	*
Profit or loss from continuing operations	30,375	63,228	*

Group’s share %	40%	40%	*
Group’s share in net assets	157,149	182,440	*
Goodwill	27,758	27,758	*
	184,907	210,198	*
Less: impairment charges on associate	—	(10,998)	*
Carrying amount	184,907	199,200	*

*2023 information not presented as the associate was disposed of as described above.

(b)	Investment in joint venture

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

At beginning of year	2,976	439	—
Additions	—	—	2,550
Share of losses of joint venture	(2,204)	(439)	(2,550)
Exchange difference	(333)	—	—
At end of the year	439	—	—

15   Investments accounted for using the equity method (Continued)

(b)	Investment in joint venture (Continued)

On August 23, 2019, the Group entered into an investment in SBI OneConnect Japan Co., Ltd. (“SBI Japan”) with SBI Holdings, Inc., (“SBI”) by investing a capital of RMB4,321,000 (JPY65,100,000), and held the equity interest as to 31%. The Group shares control with SBI and accounts for the investment as a joint venture. In October 2021, the Company disposed of the investment to SBI at no consideration as it was fully impaired considering accumulated losses.

The Group entered into an agreement of setting up Financial Open Portal (Guangxi) Cross-border Financial Digital Co., Ltd. (“Open Portal Guangxi”) with Digital Guangxi Group Co., Ltd. (“Digital Guangxi”) on April 10, 2020. The Group made a capital injection of RMB2,040,000 in 2020 and additional capital injection of RMB2,550,000 in 2023. The Group and Digital Guangxi owned the equity interest in Open Portal Guangxi as to 51% and 49%, respectively. The Group shares control with Digital Guangxi and accounts for the investment as a joint venture. The decisions on major operational and financial activities require the unanimous consent of the Group and Digital Guangxi pursuant to the provisions of the article of association of Open Portal Guangxi.